UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21720

              Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

              450 Wireless Boulevard, Hauppauge, NY           11788

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2616

Date of fiscal year end:  4/30

Date of reporting period:4/30/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report

April 30, 2006

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Rational Investor Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Investor Information: 1-877-RATNL-FD (877-728-6533)

The Rational Investor Fund

SHAREHOLDER LETTER

The Rational Investor Fund was launched on July 29, 2005.  In the very short life of the fund we have generated a return of 7.95% since inception through April 30, 2006.  At a time of crosswinds for investors our common sense approach to investing has been a positive experience thus far.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. The Fund charges a fee of 2.00% on the redemption of shares held less than 30 days. The performance figures stated above do not reflect the deduction of this fee. Had such a fee been deducted, performance figures would have been lower.  Performance figures reflect management fee waivers and expense subsidies, without which performance figures would have been lower.  For performance information current to the most recent month-end, please call toll-free 1-877-RATNL-FD (1-877-728-6533).

My strategy for managing the fund is quite simple.  Using a basis of fundamental value principles, I look for value on the long and short side of the market.  Primarily using domestic equity securities I quite literally try to buy low and sell high.

Since the inception of the fund I have primarily built a long only portfolio of undervalued securities.  Broad diversification is an important part of my philosophy and I have applied that approach in the fund with a portfolio of 42 securities more or less equally weighted.

The fund owns positions in large and small capitalized stocks across multiple industry segments.  My style holds no prejudices when it comes to finding bargains in the market.  The fund has had big winners in the material sector with positions in OM Group (OMG), AK Steel (AKS) and Alcoa (AA).

Our technology stocks have been a mixed bag.  The fund carries a position in PortalPlayer (PLAY) that suffered in the period due to the announcement that it had lost the support for its new technology product from primary vendor Apple (AAPL).  I still believe in the stock over the long term, but the fund did suffer a bit as that position alone lost over half its value.

On the flip side, we saw significant gains in chip maker Omnivision Technology (OVTI) as that stock benefited from a boom in image devices for cell phones and the like.  Other semiconductor stocks such as Mattson Technology (MTSN) and Nanometrics (NANO) performed admirably during the period of this report.

At the start of 2006, my investment thesis was that domestic equity securities were undervalued given lackluster performance over a two year period that enjoyed strong corporate profits.  A diligent Federal Reserve had kept inflation at bay with a string of rate increases that took monetary policy to a neutral position.

Neutral to negative investor sentiment confirmed my belief that stocks were greatly underappreciated at the start of the year.  While there may be some isolated instances of over-valued and irrational exuberance, the preponderance of the market appeared to be undervalued in my opinion.

As such I have kept the portfolio nearly fully invested for most of this period and I have yet to sell any stocks short.  Most, if not all selling in the fund has been due to investors selling shares in the fund.  Absent that, there would have been little trading in the fund.

Looking forward, I continue to be bullish on the markets potential for the near term.  The market appears to be fighting a wall of worry that depresses prices and the economy is showing great resilience in spite of numerous cross currents, mainly higher oil and commodity prices.

I am not as concerned about inflation given the long period of monetary tightening.  In fact, I believe the greater risk is for deflation.  Fortunately, the central bank now has some powerful ammunition to stimulate the economy should that be needed down the road.

In the mean time I will keep a close eye on valuations and base my investment decisions therein.  Reasonable valuations should protect us on the downside should there be any type of shock to the system.  For now, it is steady as she goes.

Thank you all for your support of The Rational Investor Fund.  I look forward to managing the fund over the coming year.

Sincerely,

James Dlugosch

President, The Rational Investor Advisors

For more information regarding the Fund's investment objectives, risks and expenses, please review the Fund prospectus, which contains other important information and should be read carefully before investing. The prospectus is available by calling 866.471.8089. The Fund is distributed by Aquarius Fund Distributors, LLC, Member NASD/SPIC.

Portfolio Holdings are presented to illustrate examples of the securities that the portfolio has bought and the diversity of areas in which the funds may invest, and may not be representative of the fund's current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. The performance for holdings shown represents past performance.  Past performance is not necessarily indicative of current performance.

The Rational Investor Fund

GROWTH OF $10,000 SINCE INCEPTION*

April 30, 2006

TOTAL RETURNS

	Rational Investor	S&P 500
Since Inception*	7.95%	6.87%

*The Rational Investor Fund commenced operations on July 29, 2005.

The S&P 500 is an unmanaged market capitalization-weighted index of 500 widely held common stocks and includes reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The performance data quoted above represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. The Fund charges a fee of 2.00% on the redemption of shares held less than 30 days. The performance figures stated above do not reflect the deduction of this fee. Had such a fee been deducted, performance figures would have been lower.  Performance figures reflect management fee waivers and expense subsidies, without which performance figures would have been lower.  For performance information current to the most recent month-end, please call toll-free 1-877-RATNL-FD (1-877-728-6533).

PORTFOLIO HOLDINGS BY INDUSTRY

	% of Net Assets		% of Net Assets
Common Stocks	99.92%	Software	2.69%
Semiconductor Components & Equipment	17.25	Medical Drugs	2.60
Financial Institutions	9.95	Internet Information Providers	2.58
Electronic Equipment	9.08	Rubber – Plastic Products	2.41
Chemicals	6.68	Multimedia	2.18
Steel	6.08	Restaurants	1.91
Apparel Manufacturers	4.32	Electronic Components	1.86
Aluminum	3.85	Telecommunication Equipment & Services	1.75
Footwear & Related Apparel	3.85	Banks	1.68
Retail	3.45	Shipping	1.67
Pharmaceuticals	3.39	Printing Services & Products	1.49
Telephone	3.30	Short-Term Investments	5.44
Transportation	2.97	Other Assets Less Liabilities	(5.36)
Internet Security	2.93	Total Net Assets	100.00%

The Rational Investor Fund
SCHEDULE OF INVESTMENTS
April 30, 2006
		Market
	Shares	Value
Common Stock - 99.92%
Aluminum - 3.85%
Alcoa, Inc.	440	$ 14,863

Apparel Manufacturers - 4.32%
Columbia Sportswear Co. *	188	9,567
Quiksilver, Inc. *	520	7,108
		16,675
Banks - 1.68%
Bank of America Corp.	130	6,490

Chemicals - 6.68%
Eastman Chemical Co.	155	8,424
Olin Corp.	320	6,576
OM Group, Inc.*	375	10,740
		25,740
Electronic Components - 1.86%
Benchmark Electronics, Inc.*	263	7,166

Electronic Equipment - 9.08%
AU Optronics Corp.- ADR*	670	11,008
Kemet Corp. *	965	10,432
OSI Systems, Inc. *	345	6,576
Vishay Intertechnology, Inc. *	450	7,007
		35,023
Financial Institutions - 9.95%
Citigroup, Inc.	258	12,887
JP Morgan Chase & Co.	250	11,345
Morgan Stanley	220	14,146
		38,378
Footwear & Related Apparel - 3.85%
Deckers Outdoor Corp. *	348	14,856

Internet Information Providers - 2.58%
Sabre Holdings Corp. Cl A	430	9,929

Internet Security - 2.93%
RSA Security*	540	11,308

Medical Drugs - 2.60%
Bristol-Myers Squibb Co.	395	10,025

Multimedia - 2.18%
The Walt Disney Co.	300	8,388

Pharmaceuticals - 3.39%
Merck & Co., Inc.	380	13,080

Printing Services & Products - 1.49%
Zebra Technologies Corp. Cl A *	145	5,755

The accompanying notes are an integral part of these financial statements.

The Rational Investor Fund
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2006
		Market
Restaurants - 1.91%	Shares	Value
CKE Restaurants, Inc.	465	$ 7,361

Retail - 3.45%
American Eagle Outfitters, Inc.	410	13,284

Rubber - Plastic Products - 2.41%
PW Eagle, Inc.	305	9,309

Semiconductor Components & Equipment - 17.25%
Applied Materials, Inc.	490	8,795
Brooks Automation, Inc. *	550	7,436
Credence Systems Corp. *	890	6,310
Integrated Device Technology, Inc. *	535	8,143
International Rectifier Corp.*	180	8,136
Mattson Technology, Inc.*	520	5,975
Nanometrics, Inc. *	655	9,026
OmniVision Technologies, Inc. *	290	8,433
PortalPlayer, Inc. *	385	4,254
		66,508
Shipping - 1.67%
OMI Corp.	335	6,459

Software - 2.69%
Microsoft Corp.	430	10,384

Steel - 6.08%
AK Steel Holding Corp. *	1,045	15,581
United States Steel Corp.	115	7,877
		23,458
Telecommunication Equipment & Services - 1.75%
Applied Signal Technology, Inc.	375	6,731

Telephone - 3.30%
AT&T, Inc.	485	12,712

Transportation - 2.97%
Hunt (JB) Transport Services., Inc.	260	6,196
YRC Worldwide, Inc.*	125	5,250
		11,446
Total Common Stock (Cost - $306,357)		385,328

Short Term Investments - 5.44%
Bank of New York Hamilton Fund, Premier Shares	20,997	20,997
Total Short Term Investments (Cost - $20,997)

Total Investments - 105.36%
(Cost - $327,354)		$ 406,325
Other Assets Less Liabilities - (5.36%)		(20,673)
Net Assets - 100.00%		$ 385,652
* Non-income producing security.
ADR- American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

The Rational Investor Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006

Assets:
Investments in Securities at Market Value (identified cost $327,354)	$ 406,325
Dividends and Interest Receivable	671
Due from Investment Adviser	9,760
Prepaid Expenses and Other Assets	2,459
Total Assets	419,215

Liabilities:
Payable for Fund Shares Redeemed	3,388
Payable for Distribution Fees	79
Payable for Administration, Fund Accounting and Transfer Agent Fees	1,711
Accrued Expenses and Other Liabilities	28,385
Total Liabilities	33,563

Net Assets (Unlimited shares of no par value interest
authorized; 35,765 shares outstanding)	$ 385,652

Net Asset Value, Offering and Redemption Price Per Share
($385,652/35,765 shares outstanding)	$ 10.78

Composition of Net Assets:
At April 30, 2006, Net Assets consisted of:
Paid-in-Capital	$ 268,028
Accumulated Net Realized Gain From Security Transactions	38,653
Net Unrealized Appreciation on Investments	78,971
Net Assets	$ 385,652

The accompanying notes are an integral part of these financial statements.

The Rational Investor Fund
STATEMENT OF OPERATIONS
For the Period July 29, 2005* through April 30, 2006

Investment Income:
Dividend Income	$ 5,121
Interest Income	3,187
Total Investment Income	8,308

Expenses:
Professional Fees	16,469
Custody Fees	9,939
Administration, Fund Accounting and Transfer Agent Fees	9,473
Registration & Filing Fees	9,042
Compliance Officer Fees	7,933
Insurance Expense	6,750
Investment Advisory Fees	4,908
Printing Expense	3,910
Trustees' Fees	2,678
Distribution Fees	1,227
Miscellaneous Expenses	1,362
Total Expenses	73,691
Less: Expenses Reimbursed by Adviser	(61,433)
Net Expenses	12,258
Net Investment Loss	(3,950)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	44,146
Net Change in Unrealized Appreciation on Investments	78,971
Net Realized and Unrealized Gain on Investments	123,117

Net Increase in Net Assets Resulting From Operations	$ 119,167
____
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

The Rational Investor Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period July 29, 2005* through April 30, 2006

Operations:
Net Investment Loss	$ (3,950)
Net Realized Gain on Investments	44,146
Net Change in Unrealized Appreciation on Investments	78,971
Net Increase in Net Assets
Resulting From Operations	119,167

Distributions to Shareholders From:
Net Realized Capital Gains ($.01 per share)	(1,543)

Capital Share Transactions:
Proceeds from Shares Issued (123,554 shares)	1,180,444
Distributions Reinvested (156 shares)	1,534
Cost of Shares Redeemed (87,945 shares) (net of $222 in redemption fees**)	(913,950)
Total Capital Share Transactions	268,028

Increase in Net Assets	385,652

Net Assets:
Beginning of Period	-
End of Period (including accumulated net investment
income of $0)	$ 385,652
_______
*Commencement of Operations
**The Fund charges a fee of 2.00% on redemptions of shares held less than
30 days.

The accompanying notes are an integral part of these financial statements.

The Rational Investor Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented. (a)

	July 29, 2005*
	through
	April 30, 2006

Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment loss	(0.22)
Net gain from securities
(both realized and unrealized)	1.01
Total from operations	0.79
Distributions to shareholders from
net realized gains	(0.01)
Net Asset Value, End of Period	$ 10.78

Total Return (b)	7.95%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 386
Ratio of expenses to average net assets,
before reimbursement	14.98%	(c)
net of reimbursement	2.50%	(c)
Ratio of net investment loss to average net assets	(0.81%)	(c)
Portfolio turnover rate	159%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

The Rational Investor Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2006

1.            ORGANIZATION

The Rational Investor Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is long-term capital appreciation. The Fund commenced operations on July 29, 2005.

2.            SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

Security Valuation and Transactions – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund’s shares were owned directly or indirectly by five or fewer individuals at a certain time during the last half of the year.  As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate.  No provision for income taxes is included in the accompanying financial statements, as the Fund had no undistributed personal holding company income at year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.

The Rational Investor Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2006

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.            ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by The Rational Investor Advisors, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fee or, if necessary, to reimburse the Fund if and to the extent that the total annual operating expense ratio (excluding taxes, leverage interest, brokerage commissions, dividend expense on securities sold short and other extraordinary or non-recurring expenses) exceeds 2.50% of the average daily net assets of the Fund through August 31, 2006.   Under the terms of the Advisory Agreement, fees waived or expenses reimbursed may be recouped by the Adviser from the Fund up to three years from the date that the fee or expense was waived or reimbursed.  However, no reimbursement payment will be made by the Fund to the Adviser if it would result in the Fund exceeding the contractual expense limitation described above.  Subsequent to April 30, 2006 the Advisor may not be able to meet its contractual obligation with regard to expense reimbursements, see Note 7.

For the period from July 29, 2005 (commencement of operations) through April 30, 2006, the Adviser earned advisory fees of $4,908 with fee waivers and expense reimbursements of $61,433, subject to recapture by the Adviser through April 30, 2009.

Administration, Fund Accounting, and Transfer Agent Fees – Gemini Fund Services, LLC (the “Administrator”) serves as the administrator, fund accountant and transfer agent of the Fund.  For providing such services, the Administrator receives a monthly fee calculated at an annual rate of 0.40% of the average daily net assets of the Fund, plus out-of-pocket expenses.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor).  The Trust has adopted a Distribution Plan (the “Plan”) for the Fund pursuant to Rule 12b-1 under the 1940 Act.  The Plan permits the Fund to finance certain distribution related activities which are primarily intended to sell the Fund’s shares.  Pursuant to the Plan, the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s average daily net assets.

Trustees’ Fees – Each Trustee who is not affiliated with the Trust or Adviser will receive a per meeting fee of $150 if attended in person or via teleconference.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.

4.            INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended April 30, 2006, amounted to $1,101,075 and $838,864, respectively.  The cost basis of securities for

The Rational Investor Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2006

federal income tax purposes was $327,420.  Gross unrealized appreciation and depreciation on investments as of April 30, 2006 aggregated $84,242 and $5,337, respectively.

5.            CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2006, Charles A. Stoebe held 27% of the outstanding shares of the Fund.

6.            TAX INFORMATION

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income and accumulated net realized gains on a tax basis, which is considered to be more informative to shareholders.  For the period ended April 30, 2006, the Fund increased undistributed net investment income and decreased undistributed realized gains by $3,950.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 38,719
Undistributed long-term capital gain	—
Total distributable earnings	$ 38,719
Unrealized appreciation	78,905
Total accumulated earnings	$117,624

During the period ended April 30, 2006, the Fund paid a distribution of $1,543, the tax character of which was ordinary income.

7.            CESSATION OF FUND OPERATIONS

On June 22, 2006, the Board of Trustees of The Northern Lights Fund Trust concluded that it is in the best interest of The Rational Investor Fund and its shareholders that the Fund cease operations and voted to close the Fund.  This decision was based on the small size of the Fund and the current financial condition of the Fund’s Adviser.

At the inception of the Fund, the Adviser agreed to limit the Fund’s total operating expenses, and the Adviser has made several reimbursement payments to keep the Fund’s expenses at the promised level through April 30, 2006.  Subsequent to April 30, 2006 the Adviser notified the Board of its financial condition and, based on that information, the Board concluded that the Adviser may not be able to make future reimbursement payments.

On June 22, 2006 the Fund changed to the liquidation basis of accounting.  Regulated investment company financial statements prepared on a going concern basis of accounting principles generally accepted in the United States of America require substantially all assets to be valued at market value and liabilities stated at amounts expected to be settled.  This basis is consistent with the liquidation basis of accounting so there is no effect on the financial statements relating to the subsequent change in basis of accounting.  On June 22, 2006 the Trustees reserved Fund assets in an amount sufficient to pay all of the Fund’s current obligations and estimated closing costs excluding any possible reimbursement that may subsequently be paid by the Advisor.  This lowered the Fund’s net asset value per share by approximately $1.50.

Effective as of the close of business on June 22, 2006, the Fund is no longer pursuing its stated investment objective.  The Fund has liquidated its portfolio and will hold cash or cash equivalents such as money market funds until all outstanding Fund shares have been redeemed.  This process is expected to be completed by June 30, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of The Rational Investor Fund

We have audited the accompanying statement of assets and liabilities of The Rational Investor Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the schedule of investments, as of April 30, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period July 29, 2005 (commencement of operations) through April 30, 2006.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

The accompanying financial statements have been prepared assuming that the Fund will continue as a going concern.  As discussed in Note 7 to the financial statements, the Fund subsequent to year-end ceased operations.  Regulated investment company financial statements prepared on a going concern basis of accounting principles generally accepted in the United States of America require substantially all assets to be valued at market value and liabilities stated at amounts expected to be settled.  This basis is consistent with the liquidation basis of accounting so the April 30, 2006 financial statements are unaffected by the subsequent liquidation of the Fund.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Rational Investor Fund as of April 30, 2006, the results of its operations, the changes in its net assets and its financial highlights for the period July 29, 2005 through April 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                                                                  BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

June 22, 2006

The Rational Investor Fund

TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships

INTERESTED T RUSTEES
Michael Miola ** Year of Birth: 1953	Chairman of the Board	Elected by Shareholders in 2005

Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC ; CLS Investment Firm, LLC; GemCom, LLC and Fund Compliance Services, LLC; Director of Constellation Trust Company; Private Investor & Businessman; Founder and President of American Data Services, Inc. (1983-2001). Current Directorships:   AdvisorOne Funds ; Northern Lights Variable Trust; Constellation Trust Co.; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

NON-INTERESTED TRUSTEES

L. Merill Bryan, Jr. Year of Birth: 1945	Trustee	Elected by Shareholders in 2005	Retired; formerly Senior Vice President & Chief Information Officer of Union Pacific Corporation. Current Directorships: AdvisorOne Funds; Northern Lights Variable Trust ; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.
Gary Lanzen Year of Birth: 1955	Trustee	Elected by Shareholders in 2005	President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Current Directorships: AdvisorOne Funds; Northern Lights Variable Trust ; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

Anthony J. Hertl Year of Birth: 1950	Trustee	Elected by Shareholders in 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years.  Mr. Hertl also held various senior management positions at Prudential Securities, including Chief Financial Officer- Specialty Finance Group, Director of Global Taxation and Capital Markets Comptroller.  Mr. Hertl is also a CPA.  Current Directorships:  AdvisorOne Funds; Northern Lights Variable Trust; Satuit Capital Management Trust; Merit Advisors Investment Trust; Merit Advisors Investment Trust II.

The Rational Investor Fund

TRUSTEES AND OFFICERS (Unaudited), Continued

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years and Current Directorships

Michael Wagner Year of Birth: 1950 450 Wireless Boulevard Hauppauge, NY 11788	President	Appointed in 2005	President and Manager, Gemini Fund Services, LLC; Chief Operating Officer and Manager of Fund Compliance Services, LLC; GemCom, LLC. Director of Constellation Trust Company.

Wendy Wang Year of Birth: 1970 450 Wireless Boulevard Hauppauge, NY 11788	Chief Compliance Officer	Appointed in 2005	Vice President of Fund Compliance Services, LLC since 2004; Associate Director (2003-2004) and Vice President (1996-2003) of Bear Stearns & Companies, Inc.

Emile R. Molineaux Year of Birth: 1963 450 Wireless Boulevard Hauppauge, NY 11788	Secretary	Appointed in 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC (2003-Present); In-house Counsel, The Dreyfus Funds (1999-2003)

Andrew Rogers Year of Birth: 1969 450 Wireless Boulevard Hauppauge, NY 11788	Treasurer	Appointed in 2005	Senior Vice President and Director of Fund Administration, Gemini Fund Services, LLC (2001-2003); President, Fund Compliance Services, LLC and GemCom LLC; Vice President, JP Morgan Chase & Co. (1998-2001).

_______________________

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-RATNL-FD (1-877-728-6533).

The Rational Investor Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

April 30, 2006

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as redemptions charges (on any shares held less than 30 days).

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During the Period* (11/1/05 to 4/30/06)
Actual	$1,000.00	$1,168.33	$13.44
Hypothetical (5% return before expenses)	$1,000.00	$1,012.40	$12.47

*Expenses are equal to the Fund’s annualized expense ratio of 2.50% multiplied by the average account value over the period, multiplied by 181 days divided by 365 (to reflect the days in the most recent fiscal half-year).

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the period from inception through June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-RATNL-FD (877-728-6533) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-RATNL-FD (877-728-6533).

Item 2. Code of Ethics.

(a)         As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)         Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)         Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)         Compliance with applicable governmental laws, rules, and regulations;

(4)         The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)         Accountability for adherence to the code.

(c)         Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)         Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)         The Registrant’s board of trustees has determined that Anthony Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)         Audit Fees

              FY 2006                         $10,500

              FY 2005                         $ N/A

(b)         Audit-Related Fees

              FY 2006                         $ 0

              FY 2005                         $ N/A

              Nature of the fees:

(c)         Tax Fees

              FY 2006                         $1,500

              FY 2005                         $ N/A

              Nature of the fees:         Preparation of federal and state tax returns.

(d)         All Other Fees

                                                     Registrant          Adviser

              FY 2006                         $ 0                     $ 0

              FY 2005                         $ N/A                $ N/A

              Nature of the fees:

(e)         (1)         Audit Committee’s Pre-Approval Policies

                            The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)         Percentages of 2006 Services Approved by the Audit Committee

                                                                  Registrant          Adviser

Audit-Related Fees:        0%                   0%

Tax Fees:                       0%                   0%

All Other Fees:               0%                    0%

(f)          During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)         The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                     Registrant                                                 Adviser

              FY 2006                         $ 1,500                                                     $ None

              FY 2005                         $ N/A                                                       $ N/A

(h)         Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2006.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Code of Ethics filed herewith.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)    Not applicable.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, President

Date      7/10/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew Rogers, President

Date      7/10/06

By (Signature and Title)

/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date      7/10/06